Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2015	20,356,250	1.64
Granted	7,600,000	4.57
Exercised	(7,189,340)	1.16
Forfeited	(85,830)	3.24

Outstanding, December 31, 2015	20,681,080	2.87

Vested and expected to vest at December 31, 2015	20,681,080	2.87

Exercisable as of December 31, 2015	4,041,070	1.46

Outstanding, January 1, 2016	20,681,080	2.87
Granted	245,000	10.80
Exercised	(2,750,350)	2.08
Forfeited	(228,750)	6.93

Outstanding, December 31, 2016	17,946,980	3.05

Vested and expected to vest at December 31, 2016	17,946,980	3.05

Exercisable as of December 31, 2016	9,280,320	2.62

Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01

Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415

Vested and expected to vest at December 31, 2017	11,653,513	5.11

Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599

Summary of Assumptions used for Calculating Estimated Fair Value of Options on Respective Grant Dates using Black-Scholes Option Pricing Model

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2015	Granted in 2016	Granted in 2017
Risk-free interest rates	1.38% ~ 2.01%	1.18% ~ 1.76%	1.99% ~ 2.25%
Expected term	5.5 ~ 7 years	5.5 ~ 7 years	5.5 ~ 7 years
Expected volatility	40.4% ~ 53.7%	39.4% ~ 41.2%	34.3% ~ 37.0%
Expected dividend yield	—	—	—
Fair value of share options	$4.75 ~ $7.54	$4.54 ~ $5.31	$4.84 ~ $6.57

Summary of RSAs Activity

The following table summarizes the Company’s RSAs activity under the Plan:

	Number of RSAs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$
Unvested, January 1, 2015	—	—
Granted	50,000	10.85
Vested	—	—

Unvested, December 31, 2015 and January 1, 2016	50,000	10.85	9.62	544
Granted	880,000	12.69
Vested	(616,670)	12.40

Unvested, December 31, 2016 and January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017	820,207	14.43	9.60	10,933

Summary of Compensation Expense relating to Share Options and RSAs Granted to Employees after Deducting Forfeitures

Total compensation expense relating to share options and RSAs granted to employees after deducting forfeitures recognized for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Share options:
Cost of revenue	867	730	1,213
Sales and marketing expenses	236	197	689
General and administrative expenses	18,679	19,507	18,512
Research and development expenses	737	764	1,407

	20,519	21,198	21,821

RSAs:
Cost of revenue	45	136	446
Sales and marketing expenses	—	—	—
General and administrative expenses	—	7,507	6,369
Research and development expenses	—	—	—

	45	7,643	6,815

Cash received for the exercise in the respective years	5,163	3,210	18,708